SENIOR NOTES AND LOANS (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Apr. 30, 2012	Mar. 31, 2014
Long Term Debt By Components Alternative [Abstract]
Senior notes	$ 8,335	$ 9,517
Loans, mainly from banks	1,401	1,671	800
Debentures	15	15
Total long-term debt	9,751	11,203
Current Portion Long Term Debt	(1,185)	(816)
Notes and Loans, Noncurrent, Total	8,566	10,387
Maturities Of Long Term Debt [Abstract]
2016	978
2017	568
2018	779
2019	1,517
2020 and thereafter	4,724
Total Long Term Debt Maturities Repayments Of Principal	8,566
Senior Notes Additional Information [Abstract]
Fair Value Of The Interest Rate Swap Transactions Terminated	27
One Point Seven Senior Notes Due 2014 [Member]
Debt Instrument [Line Items]
Debt Instrument, Annual Principal Payment				250
Floating Rate Senior Notes Issued Nov 2011 [Member]
Debt Instrument [Line Items]
Debt Instrument, Annual Principal Payment				$ 500